Goodwill and Other Intangible Assets - Rollforward of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Goodwill [Roll Forward]
Balance, beginning	$ 196.9	$ 201.1
Impairment		(0.2)
Foreign exchange impact	12.4	(4.0)
Balance, ending	209.3	196.9
Europe Building Products
Goodwill [Roll Forward]
Balance, beginning	196.9	200.8
Impairment		0.0
Foreign exchange impact	12.4	(3.9)
Balance, ending	209.3	196.9
Asia Pacific Fiber Cement
Goodwill [Roll Forward]
Balance, beginning	0.0	0.3
Impairment		(0.2)
Foreign exchange impact	0.0	(0.1)
Balance, ending	$ 0.0	$ 0.0